Leases - Liability maturity (Details) - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Current	£ 1,075	£ 677
Non-current	3,804	2,761
Lease liabilities	£ 4,879	£ 3,438